Interest Rate Swaps	12 Months Ended
Dec. 31, 2011
Interest Rate Swaps
Interest Rate Swaps

13.Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates based on predetermined ranges in current U.S. Dollar LIBOR rates as the bank effects floating-rate payments to the Company for the relevant amount based on the three-month U.S. Dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates. As of December 31, 2010 and 2011, the Company's outstanding interest rate swaps had a combined notional amount of $167.6 million and $106.1 million, respectively. Details of the interest rate swap agreements which were effective during 2011 are as follows:

The above-mentioned interest rate swaps are summarized in the table below:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2010	Notional amount As of December 31, 2011	Fixed rate	Floating rate
A	Bank of Scotland PLC	December 21, 2007	December 21, 2012	$50,000,000	$50,000,000	5.00%, if 3-month LIBOR is greater than 5.00% 3-month LIBOR, if 3-month LIBOR is between 3.77% and 5.00% 3.77%, if 3-month LIBOR is less than 3.77%	3-month LIBOR
B	Bank of Ireland	July 21, 2008	June 6, 2011	$30,000,000	$-	5.42%, if 3-month LIBOR is greater than 5.42% 3-month LIBOR, if 3-month LIBOR is between 2.75% and 5.42% 2.75%, if 3-month LIBOR is less than 2.75%	3-month LIBOR
C	HSH Nordbank	August 13, 2008	August 13, 2011	$21,334,951	$-	5.91%, if 3-month LIBOR is greater than 5.91% 3-month LIBOR, if 3-month LIBOR is between 2.75% and 5.91% 2.75%, if 3-month LIBOR is less than 2.75%	3-month LIBOR
D	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$66,300,000	$56,100,000	2.465%	3-month LIBOR
TOTAL				$167,634,951	$106,100,000

(1) The notional amount reduces by $2.55 million on a quarterly basis up until the expiration of the interest rate swap.

All the above interest rate swaps did not qualify for hedge accounting as of December 31, 2010 and December 31, 2011.

On March 20, 2012, the Company entered into an interest rate swap with HSBC Bank Plc, effective on April 10, 2012, on a notional amount of $5.76 million that will be reducing by $0.12 million on a quarterly basis up until the expiration of the interest rate swap. Under the terms of the swap, HSBC Bank Plc makes a quarterly payment to the Company based on 3-month LIBOR less 1.485% on the relevant amount, if 3-month LIBOR is greater than 1.485%. If 3-month LIBOR is less than 1.485%, HSBC Bank Plc receives an amount form the Company based on 1.485% less 3-month LIBOR for the relevant amount. If 3-month LIBOR is equal to 1.485%, no amount is due or payable to the Company. The swap is effective from April 10, 2012 to April 10, 2017.

On April 18, 2012, the Company entered into an interest rate swap with HSH Nordbank AG, effective on May 8, 2012, on a notional amount of $11.44 million that will be reducing by $187,500 on a quarterly basis up until the expiration of the interest rate swap. Under the terms of the swap, HSH Nordbank AG makes a quarterly payment to the Company based on 3-month LIBOR less 1.22% on the relevant amount, if 3-month LIBOR is greater than 1.22%. If 3-month LIBOR is less than 1.22%, HSH Nordbank AG receives an amount form the Company based on 1.22% less 3-month LIBOR for the relevant amount. If 3-month LIBOR is equal to 1.22%, no amount is due or payable to the Company. The swap is effective from May 8, 2012 to May 8, 2017.